Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 27, 2013
Estimated Amortization Expense [Line Items]
2014	$ 17,356
2015	14,861
2016	11,334
2017	11,060
2018	$ 10,790